UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

             Report for the Calendar Year or Quarter Ended 03/31/05

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Abrams Bison Investments, L.L.C.

Address:    7315 Wisconsin Ave., Suite 700E
            Bethesda, MD 20814

13F File Number: 28- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gavin M. Abrams
Title:      Managing Member
Phone:      (301) 657 5925

Signature, Place and Date of Signing:

  /s/ Gavin M. Abrams           Bethesda, Maryland               5/16/05
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1
Form 13F Information Table Entry Total:    7
Form 13F Information Table Value Total:   $127,411 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Abrams Bison Partners, L.P., 028-11159

                                                    FORM 13F INFORMATION TABLE

         Column 1                Col 2      Col 3     Col 4              Col 5         Col 6   Col 7            Column 8
                                                                                                            Voting Authority
                                 Title               Value       Shrs/          Put/  Invtmnt  Other
Name of Issuer                  of class   CUSIP     (X$1000)    Prn      SH/P  Call  Dsctrn   Mngrs     Sole    Shrd       None
Aviall, Inc.                      COM     05366B102    53,287  1,903,100   SH     1   Defined    1    1,903,100  1,903,100
Blockbuster Inc.                 CL A     093679108     2,790    316,000   SH     6   Defined    1      316,000    316,000
Blockbuster Inc.                 CL B     093679207    15,333  1,834,100   SH     4   Defined    1    1,834,100  1,834,100
Heidrick & Struggles Inc.         COM     422819102    27,221    740,291   SH     2   Defined    1      740,291    740,291
Merck & Co. Inc.                  COM     589331107     1,619     50,000   SH     7   Defined    1       50,000     50,000
Pfizer Inc.                       COM     717081103     7,881    300,000   SH     5   Defined    1      300,000    300,000
United Defense Industries Inc.    COM     91018B104    19,280    262,600   SH     3   Defined    1      262,600    262,600

Total number of positions:             7
Total value ($000):              127,411

02802.0001 #570945